Related Party Transactions (Details) - Schedule of related party transactions (Parentheticals) - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Maturity date	Aug. 11, 2020
Promissory note issued to Keith Hayter [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Maturity date	Aug. 31, 2022
Promissory note issued to Roger Ponder [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Maturity date	Aug. 31, 2022
Promissory note issued to Roger Ponder [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Promissory note issued to Keith Hayter [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Promissory note issued to Keith Hayter One [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%	8.00%
Promissory note issued to Keith Hayter Two [Member]
Related Party Transaction [Line Items]
Interest rate	8.00%
Promissory note issued to Keith Hayter Three [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Loan with WaveTech GmbH [Member]
Related Party Transaction [Line Items]
Interest rate	8.00%